Consolidated Statements of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	R$ 5,634,623	R$ 2,678,457
Bonds and securities	4,763	93
Collaterals and escrow accounts	9	157
Trade accounts receivable	3,761,170	3,342,050
Dividends receivable	95,569	138,330
Sectorial financial assets	15,473	190,699
Accounts receivable - concessions	9,354	8,603
Contract assets	284,616	220,660
Other current receivables	949,732	897,380
Inventories	174,726	194,850
Income tax and social contribution receivable	315,218	355,065
Other current recoverable taxes	943,343	1,239,694
Prepaid expenses	62,869	60,076
Receivable from related parties	1,336	1,135
OTHER CURRENT ASSETS	12,252,801	9,327,249
Assets held for sale	1,462,929
TOTAL CURRENT ASSETS	13,715,730	9,327,249
Long Term Assets
Bonds and securities	490,732	430,963
Other temporary investments	31,728	25,619
Trade accounts receivable	105,259	109,819
Judicial deposits	634,712	632,458
Sectorial financial assets	15,473	190,699
Accounts receivable - concessions	2,809,901	2,269,690
Contract assets	7,320,445	7,452,019
Other noncurrent receivables	853,340	931,452
Income tax and social contribution receivable	68,003	127,824
Deferred income tax and social contribution	1,757,688	1,644,299
Other noncurrent recoverable taxes	2,256,156	2,627,293
Prepaid expenses		10
Total Long Term Assets	16,343,437	16,442,145
Investments	3,511,797	3,325,731
Property, plant and equipment	10,825,421	10,069,468
Intangible assets	11,170,089	10,277,727
Right-of-use asset	252,600	261,380
TOTAL NONCURRENT ASSETS	42,103,344	40,376,451
TOTAL ASSETS	55,819,074	49,703,700
CURRENT LIABILITIES
Payroll, social charges and accruals	927,538	252,789
Accounts payable to suppliers	2,154,430	2,090,022
Income tax and social contribution payable	132,979	156,191
Other taxes due	346,083	303,606
Loans and financing	675,980	278,838
Debentures	1,225,649	1,346,347
Dividend payable	464,147	482,325
Post-employment benefits	85,833	73,814
Sectorial charges payable	61,466	46,488
Research and development and Energy efficiency	320,196	370,244
Accounts payable related to concession	101,976	105,003
Sectorial financial liabilities	476,103	433,914
Lease liability	49,742	64,870
Other accounts payable	859,456	601,619
PIS and Cofins to be refunded to consumers	558,591	550,527
Provisions for legal claims	336,000
OTHER CURRENT LIABILITIES	8,776,169	7,156,597
Liabilities associated with assets held for sale	533,264
TOTAL CURRENT LIABILITIES	9,309,433	7,156,597
NONCURRENT LIABILITIES
Accounts payable to suppliers	131,143	125,448
Deferred income tax and social contribution	1,686,793	1,517,682
Other taxes due	612,093	633,491
Loans and financing	4,667,237	4,371,525
Debentures	8,393,457	6,457,508
Post-employment benefits	1,398,410	996,223
Research and development and Energy efficiency	233,478	244,514
Accounts payable related to concession	791,879	832,539
Sectorial financial liabilities	27,888	49,341
Lease liability	220,700	208,886
Other accounts payable	579,070	645,234
PIS and Cofins to be refunded to consumers	173,135	1,444,631
Provision for allocation of PIS and Cofins credits	1,909,775	1,851,257
Provisions for legal claims	1,492,916	2,037,599
TOTAL NONCURRENT LIABILITIES	22,317,974	21,415,878
Attributable to controlling shareholders
Capital	12,821,758	10,800,000
Equity valuation adjustments	307,050	593,382
Legal reserve	1,625,628	1,512,687
Profit retention reserve	9,000,506	7,911,295
Additional dividends proposed	131,211
TOTAL EQUITY	23,886,153	20,817,364
Attributable to non-controlling interests	305,514	313,861
TOTAL EQUITY AFTER NON-CONTROLLING INTERESTS	24,191,667	21,131,225
TOTAL LIABILITIES & EQUITY	R$ 55,819,074	R$ 49,703,700